TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and

Statement of Additional Information

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Transamerica Small- & Mid-Cap Value Select

The following information supplements and amends information concerning Transamerica Small- & Mid-Cap Value Select:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Small- & Mid-Cap Value Select effective on or about June 1, 2012.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about June 1, 2012, Transamerica Small- & Mid-Cap Value Select is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about June 1, 2012, references to Transamerica Small- & Mid-Cap Value Select are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Transamerica Small Company Growth

The following information supplements and amends information concerning Transamerica Small Company Growth:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Small Company Growth effective on or about August 31, 2012.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about August 31, 2012, Transamerica Small Company Growth is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about August 31, 2012, references to Transamerica Small Company Growth are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Investors Should Retain this Supplement for Future Reference

May 24, 2012